Stock-Based Compensation and Equity	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation and Equity
Stock-Based Compensation and Equity
313 Incentive Units
The Company’s indirect parent, 313 Acquisition LLC (“313”), which is majority owned by the Investors, has authorized the award of profits interests, representing the right to share a portion of the value appreciation on the initial capital contributions to 313 (“Incentive Units”). As of December 31, 2019, a total of 78,401,126 Incentive Units had been awarded, and were outstanding, to current and former members of senior management and a board member, of which 42,169,456 were issued to the Company’s Chief Executive Officer and President. In June 2018, the Incentive Units and SARs (defined below) vesting terms were modified (“Modification”). Prior to the Modification, the Incentive Units were subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date and (2) two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group Inc. and its affiliates (“Blackstone”). Pursuant to the Modification the Incentive Units are subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date, (2) one-third subject to the achievement of certain investment return thresholds by Blackstone and (3) one-third subject to ratable time-based vesting over a five year period from June 2018 for those granted prior to the modification or the applicable vesting reference date for those granted on or following the Modification. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. In the event of a change of control, all outstanding Incentive Units with time-based vesting conditions will become fully vested and exercisable.
The fair value of stock-based awards is measured at the grant date, or the Modification date, and is recognized as expense over the employee’s requisite service period. The grant date fair value was primarily determined using a Monte Carlo simulation valuation approach with the following assumptions: expected volatility varies from 55% to 125%; expected exercise term between 3.96 and 6.00 years; and risk-free rate between 0.61% and 2.61%.
A summary of the Incentive Unit activity for the years ended December 31, 2019 and 2018 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding, December 31, 2017	85,812,836	$1.19	5.81	$—
Forfeited	(450,000)	1.93
Outstanding, December 31, 2018	85,362,836	1.19	5.81	—
Granted	1,000,000	1.95
Forfeited	(7,961,710)	1.32
Outstanding, December 31, 2019	78,401,126	1.18	5.28	51.2
Unvested shares expected to vest after December 31, 2019	48,574,548	1.21	5.38	30.5
Exercisable at December 31, 2019	29,826,578	$1.13	5.12	$20.7

As of December 31, 2019, there was $7.9 million of unrecognized compensation expense related to outstanding Incentive Units, which will be recognized over a weighted-average period of 3.41 years. As of each December 31, 2019 and 2018, the weighted average grant date fair value per share of the outstanding incentive units was $0.36.
Stock Appreciation Rights
The Company’s subsidiary, Vivint Group, Inc. (“Vivint Group”), has awarded Stock Appreciation Rights (“SARs”) to various levels of key employees and board members, pursuant to an omnibus incentive plan. The purpose of the SARs is to attract and retain personnel and provide an opportunity to acquire an equity interest of Vivint Group and/or its direct or indirect parents. Prior to the Modification in June 2018, the SARs were subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date and (2) two-thirds subject to the achievement of certain investment return thresholds by Blackstone. Pursuant to the Modification the Incentive Units are subject to time-based and performance-based vesting conditions, with (1) one-third subject to ratable time-based vesting over a five year period from the applicable vesting reference date, (2) one-third subject to the achievement of certain investment return thresholds by Blackstone and (3) one-third subject to ratable time-based vesting over a five year period from June 2018 for those granted prior to the Modification or the applicable vesting reference date for those granted on or following the Modification. The Company has not recorded any expense related to the performance-based portion of the awards, as the achievement of the vesting condition is not yet deemed probable. In connection with this plan, 41,700,249 SARs were outstanding as of December 31, 2019. In addition, 53,621,891 SARs have been set aside for funding incentive compensation pools pursuant to long-term sales and installation employee incentive plans established by the Company. In the event of a change of control, all outstanding SARs with time-based vesting conditions will become fully vested and exercisable. The Company expects to settle SARs through issuance of common stock.
The fair value of the Vivint Group awards is measured at the grant date, or the Modification date, and is recognized as expense over the employee’s requisite service period. The fair value is determined using a Black-Scholes option valuation model with the following assumptions: expected volatility varies from 55% to 125%, expected dividends of 0%; expected exercise term between 6.00 and 6.50 years; and risk-free rates between 0.61% and 2.61%. Due to the lack of historical exercise data, the Company used the simplified method in determining the estimated exercise term, for all Vivint Group awards.

A summary of the Vivint Group SAR activity for the years ended December 31, 2019 and 2018 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding, December 31, 2017	32,754,290	$1.26	9.21	$—
Granted	14,630,000	1.79
Forfeited	(9,255,137)	1.31
Exercised	(117,274)	0.89
Outstanding, December 31, 2018	38,011,879	1.46	8.07	—
Granted	10,772,000	1.95
Forfeited	(5,584,582)	1.55
Exercised	(1,499,048)	0.89
Outstanding, December 31, 2019	41,700,249	1.57	7.86	0.9
Unvested shares expected to vest after December 31, 2019	33,649,333	1.63	8.07	0.5
Exercisable at December 31, 2019	8,050,916	$1.32	7.01	$0.4

As of December 31, 2019, there was $6.2 million of unrecognized compensation expense related to outstanding Vivint awards, which will be recognized over a weighted-average period of 3.55 years. As of December 31, 2019 and 2018, the weighted average grant date fair value per share of the outstanding SARs was $0.30 and $0.23, respectively.
Restricted Stock Units
In March 2019 and June 2018, the Company’s subsidiary, Vivint Group, awarded 236,111 and 360,000 Restricted Stock Units (“RSUs”), respectively, to certain board members, pursuant to an omnibus incentive plan. The purpose of the RSUs is to compensate board members for their board service and align their interests of those of the Company's shareholders. The RSUs are subject to a three year time-based ratable vesting period. 397,407 RSUs are expected to vest after December 31, 2019 and 198,704 are exercisable at December 31, 2019. In the event of a change of control, all outstanding RSUs will become fully vested.
The fair value of the RSU awards, representing the estimated equity value per share of Vivint Group at the grant date, is recognized as expense over the requisite service period. The fair values are determined using management’s financial projections and available market data at the time of issuance. The grant date fair value per share of the outstanding RSUs was $1.08 for the March 2019 issuance and $0.48 for the June 2018 issuance. As of December 31, 2019, there was $0.2 million of unrecognized compensation expense related to outstanding RSUs, which will be recognized over a period of 1.62 years.

Stock-based compensation expense in connection with all stock-based awards for the years ended December 31, 2019, 2018 and 2017 is allocated as follows (in thousands):

	Year ended December 31,
	2019	2018	2017
Operating expenses	$320	$129	$65
Selling expenses	508	285	217
General and administrative expenses	3,413	2,091	1,313
Total stock-based compensation	$4,241	$2,505	$1,595

Capital Contribution
During each year end December 31, 2019 and 2018, Parent contributed $4.7 million to the Company as capital contributions. During the years ended December 31, 2019 2018, and 2017, the Company returned capital to Parent of $7.4 million, $3.1 million and $1.2 million, respectively.